Concentrations	12 Months Ended
Sep. 30, 2024
Concentrations [Abstract]
CONCENTRATIONS

Note 7 CONCENTRATIONS

Concentration risk of customers

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended September 30,
	2024		%	2023		%	2022	%
Company A	$	*	*	$	*	*	$1,759,451	84.37
Company F		*	*		51,071	14.65	*	*
Company N		*	*		76,338	21.90	*	*
Company P		350,245	54.73		221,119	63.45	*	*
Company Q		250,192	39.10		*	*	*	*
		$600,437	93.83		$348,528	100.00	$1,759,451	84.37

*	represents the % is below 10% which is not presented.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total net accounts receivable:

	As of September 30,
	2024		%	2023		%
Company O	$	*	*	$	*	*
Company P (1)		*	*		253,993	92.95
	$	*	*		$253,993	92.95

(1)	As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, and an allowance for credit losses of $2,007 was provided for Company P. No outstanding balance was due from this customer as of September 30, 2024.

*	represents the % is below 10% which is not presented.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, contract assets, note receivables, amounts due from related parties and prepaid expenses and other assets. The Group deposits its cash and cash equivalents in the reputable financial institutions.

Prior to October 1, 2022, the Group regularly reviewed the creditworthiness of its customers, and established an allowance for credit losses primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Accounts receivable and other financial assets balances were written off after all collection efforts have been exhausted.

The Group has adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since October 1, 2022, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost.

The Group’s accounts receivables, contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties (collectively referred as “receivable items”) are within the scope of ASC Topic 326.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and these receivables are assessed on an individual basis for customers with low risk, medium risk, high risk and default. For each pool, the Group consider historical settlement pattern, past default experience of the debtor, overall economic environment in which the debtors operate, and also the assessment of both current and future development of environment as of the date when this report issued. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers, and industry specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. Such allowance of estimated credit losses will be recorded in selling, general and administrative expenses in the consolidated statement of comprehensive (loss) income.

Balances of the allowance for credit losses for the receivable items by each risk category are as follows:

	As of September 30,
	2024	2023
Balances of items with low risk	$329,641	$98,008
Balances of items with default risk	3,765,707	2,063,017
Total	$4,095,348	$2,161,025

As of September 30, 2024 and 2023, the balance of items with default risk includes the full allowance for credit losses of $3,765,707 and $2,063,017, respectively, provided for the balance of prepaid expenses, amount due from related parties and contract assets.

Movement of the allowance for credit losses for accounts receivable is as follows:

	As of September 30,
	2024	2023
Balance at beginning of the year	$87,160	$—
Current year (reversal) addition	(2,076)	87,160
Written-off as uncollectible	(85,000)	—
Changes due to foreign exchange	4	—
Balance at end of the year	$88	$87,160

Movement of the allowance for credit losses for contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties is as follows:

	As of September 30,
	2024	2023
Balance at beginning of the year	$2,073,865	$1,525,165
Current year addition	1,999,956	541,494
Changes due to foreign exchange	21,439	7,206
Balance at end of the year	$4,095,260	$2,073,865

The carrying amounts of receivable items are reduced by an allowance to reflect the expected credit losses.

The aging of accounts receivable before allowance for uncollectible receivables is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	Total
Referral fees	11,112	—	—	11,112
Advisory service fees(1)	11,000	105,000	225,000	341,000
Management fees	8,305	—	—	8,305
Balance as of 9/30/2023	$281,632	$105,000	$225,000	$360,417
Referral fees	4,155	—	—	4,155
Advisory service fees	—	—	—	—
Management fees	—	8,849	—	8,849
Balance as of 9/30/2024	$4,155	$8,849	$—	$13,044

(1)	As of September 30, 2023, the gross accounts receivable balance of Company O was $85,000, which included in aging of 180 days to 1 year, and full allowance for credit losses of $85,000 was provided for Company O. As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, which was 100% received by the Group during the fiscal year 2024.

The aging of prepaid expenses and other assets before allowance for current expected credit losses is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	over 1 year	Total
Fund advance payment	—	38,191	—	407,455	445,646
Prepaid deposit for acquisition	—	—	—	1,532,371	1,532,371
Rental deposit	69,746	—	—	—	69,746
Prepayment	38,655	—	—	—	38,655
Others	14,963	—	5,800	8,168	28,931
Balance as of 9/30/2023	$123,364	$38,191	$5,800	$1,947,994	$2,115,349
Fund advance payment	—	—	—	445,846	445,846
Prepaid deposit for acquisition	—	—	2,000,000	1,543,210	3,543,210
Deposit for long term investment	2,750,000	—	—	—	2,750,000
Rental deposit	—	—	—	70,239	70,239
Prepayment	137,500	—	444,444	38,256	620,200
Others	935	—	16,848	19,867	37,650
Balance as of 9/30/2024	$2,888,435	$—	$2,461,292	$2,117,418	$7,467,145